INCOME TAX - Tax losses and excess of presumptive income (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of income tax [Line Items]
Tax loss carry forwards not recognized as deferred tax assets	$ 1,629,254	$ 1,175,961
Excess of presumptive income not recognized as deferred tax assets	75,529	135,606
Tax loss carry forwards and excess of presumptive income not recognized as deferred tax assets	1,704,783	1,311,567
Not later than one year [member]
Disclosure of income tax [Line Items]
Tax loss carry forwards not recognized as deferred tax assets	1,323
Excess of presumptive income not recognized as deferred tax assets	44,246	46,745
Later than one year and not later than two years [member]
Disclosure of income tax [Line Items]
Tax loss carry forwards not recognized as deferred tax assets	4,846
Excess of presumptive income not recognized as deferred tax assets	24,492	52,538
Later than two years and not later than three years [member]
Disclosure of income tax [Line Items]
Tax loss carry forwards not recognized as deferred tax assets	2,748	6
Excess of presumptive income not recognized as deferred tax assets	6,791	27,191
Later than three years and not later than four years [member]
Disclosure of income tax [Line Items]
Tax loss carry forwards not recognized as deferred tax assets	40
Excess of presumptive income not recognized as deferred tax assets		9,132
Later than six years and not later than seven years [member]
Disclosure of income tax [Line Items]
Tax loss carry forwards not recognized as deferred tax assets	170,835
Later than seven years and not later than eight years [member]
Disclosure of income tax [Line Items]
Tax loss carry forwards not recognized as deferred tax assets	279,605	170,944
Later than eight years and not later than nine years [member]
Disclosure of income tax [Line Items]
Tax loss carry forwards not recognized as deferred tax assets	215,970	284,105
Later than nine years and not later than ten years [member]
Disclosure of income tax [Line Items]
Tax loss carry forwards not recognized as deferred tax assets	15,799	233,232
Later than ten years and not later than eleven years [member]
Disclosure of income tax [Line Items]
Tax loss carry forwards not recognized as deferred tax assets	6,931	14,363
Later than eleven years and not later than twelve years [member]
Disclosure of income tax [Line Items]
Tax loss carry forwards not recognized as deferred tax assets	516,801	31,262
Later than twelve years and not later than thirteen years [member]
Disclosure of income tax [Line Items]
Tax loss carry forwards not recognized as deferred tax assets	122	5,154
Later than thirteen years and not later than fourteen years [member]
Disclosure of income tax [Line Items]
Tax loss carry forwards not recognized as deferred tax assets		3,575
Later than fourteen years and not later than fifteen years [member]
Disclosure of income tax [Line Items]
Tax loss carry forwards not recognized as deferred tax assets		3,291
Without expiration date [member]
Disclosure of income tax [Line Items]
Tax loss carry forwards not recognized as deferred tax assets	$ 414,234	$ 430,029